Schedule II (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended		1 Months Ended	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Jan. 31, 2013	Dec. 31, 2012
Successor [Member]
Valuation and Qualifying Accounts Disclosure [Line Items]
Bad Debt Expense Net Of Recoveries	$ 5.1	$ 5.4
Predecessor [Member]
Valuation and Qualifying Accounts Disclosure [Line Items]
Bad Debt Expense Net Of Recoveries			0.2	5.0
Allowance for Doubtful Accounts [Member] | Successor [Member]
Movement in Valuation Allowances and Reserves [Roll Forward]
Balance at Beginning of Year	6.5	0	0
Charged to Expenses	5.1	5.4
Deductions(1)	1.7	(1.1)
Balance at End of Year	9.9	6.5
Allowance for Doubtful Accounts [Member] | Predecessor [Member]
Movement in Valuation Allowances and Reserves [Roll Forward]
Balance at Beginning of Year		29.6	29.6	31.4
Charged to Expenses			0.2	5.0
Deductions(1)			(1.1)	6.8
Balance at End of Year			$ 30.9	$ 29.6